Sales of Goods and Real Estate	12 Months Ended
Mar. 31, 2018
Business Combinations [Abstract]
Sales of Goods and Real Estate

24. Sales of Goods and Real Estate

The following table provides information about sales of goods and real estate and costs of goods and real estate sold for fiscal 2016, 2017 and 2018:

	Millions of yen
	2016	2017	2018
Sales of goods	¥707,502	¥898,022	¥954,807
Real estate sales	126,508	117,227	124,245

Sales of goods and real estate	¥834,010	¥1,015,249	¥1,079,052

Costs of goods sold	¥641,715	¥832,423	¥896,515
Costs of real estate sold	106,544	96,371	106,994

Costs of goods and real estate sold	¥748,259	¥928,794	¥1,003,509